UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08287

Cohen & Steers Real Estate Securities Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 97.7%
DIVERSIFIED 5.8%
American Assets Trust	217,201	$8,874,833
Vornado Realty Trust	668,213	60,419,819
		69,294,652
HEALTH CARE 10.3%
CareTrust REIT	997,998	11,327,277
HCP	620,562	23,115,934
Omega Healthcare Investors	1,025,904	36,060,526
Physicians Realty Trust	534,750	8,069,378
Welltower	640,615	43,382,448
		121,955,563
HOTEL 6.4%
Belmond Ltd., Class A (Bermuda)(a)	512,604	5,182,426
Extended Stay America	145,723	2,445,232
Host Hotels & Resorts	3,024,169	47,812,112
La Quinta Holdings(a)	775,890	12,243,544
Sunstone Hotel Investors	655,817	8,676,459
		76,359,773
INDUSTRIALS 3.5%
DCT Industrial Trust	522,702	17,594,150
Prologis	611,328	23,780,659
		41,374,809
OFFICE 11.9%
BioMed Realty Trust	1,661,283	33,192,434
Douglas Emmett	682,685	19,606,713
Kilroy Realty Corp.	286,353	18,658,762
PS Business Parks	223,946	17,776,834
SL Green Realty Corp.	483,320	52,275,891
		141,510,634
RESIDENTIAL 20.4%
APARTMENT 19.1%
American Homes 4 Rent, Class A	757,408	12,179,121
Apartment Investment & Management Co.	1,279,242	47,357,539
Education Realty Trust	578,572	19,063,947
Mid-America Apartment Communities	288,397	23,611,062
Monogram Residential Trust	1,849,293	17,216,918
Starwood Waypoint Residential Trust	593,854	14,151,541

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	Number of Shares	Value
UDR	2,703,429	$93,214,232
		226,794,360
MANUFACTURED HOME 1.3%
Sun Communities	218,855	14,829,615
TOTAL RESIDENTIAL		241,623,975
SELF STORAGE 9.9%
CubeSmart	1,998,306	54,373,906
Public Storage	297,987	63,062,989
		117,436,895
SHOPPING CENTERS 24.6%
COMMUNITY CENTER 9.1%
DDR Corp.	3,193,127	49,110,293
Ramco-Gershenson Properties Trust	928,808	13,941,408
Regency Centers Corp.	354,652	22,041,622
Retail Properties of America, Class A	1,670,095	23,531,638
		108,624,961
FREE STANDING 1.3%
Spirit Realty Capital	1,653,177	15,110,038
REGIONAL MALL 14.2%
Macerich Co. (The)	457,206	35,122,565
Pennsylvania REIT	888,316	17,615,306
Simon Property Group	632,316	116,169,096
		168,906,967
TOTAL SHOPPING CENTERS		292,641,966
SPECIALTY 4.9%
CyrusOne	337,341	11,017,557
Equinix	116,998	31,987,253
QTS Realty Trust, Class A	345,865	15,110,842
		58,115,652
TOTAL COMMON STOCK (Identified cost—$1,015,305,554)		1,160,313,919
SHORT-TERM INVESTMENTS 1.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(b)	12,000,000	12,000,000

2

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$12,000,000)		$12,000,000

TOTAL INVESTMENTS (Identified cost—$1,027,305,554)	98.7%	1,172,313,919

OTHER ASSETS IN EXCESS OF LIABILITIES	1.3	15,730,174

NET ASSETS	100.0%	$1,188,044,093

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the Fund.

3

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor), to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2015.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$1,160,313,919	$1,160,313,919	$—	$—
Short-Term Investments	12,000,000	—	12,000,000	—
Total Investments(a)	$1,172,313,919	$1,160,313,919	$12,000,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Income Tax Information

As of September 30, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,027,305,554
Gross unrealized appreciation	$181,863,678
Gross unrealized depreciation	(36,855,313)
Net unrealized appreciation	$145,008,365

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2015